Other Financial Liabilities - Summary of Current and Non-current Other Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Financial Liabilities [Abstract]
Embedded derivative, Current	€ 609	€ 0
Other sundry financial liabilities, Current	432	90
Other current financial liabilities, Total	1,041	90
Embedded derivative, Non-current	0	0
Other sundry financial liabilities, Non-current	167	249
Other non-current financial liabilities	€ 167	€ 249